Lease (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Components of Lease Expense

The components of lease expense were as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating lease cost	24,224	40,479	47,055	7,384
Finance lease cost	8,931	4,724	6,983	1,096
Short-term lease cost	1,661	2,208	1,021	160
	34,816	47,411	55,059	8,640

5. LEASE (Continued)

Schedule of Maturities of Lease Liabilities

Lessee Accounting (Continued)

Maturities of lease liabilities are as follows:

	Operating Leases		Finance Leases
	RMB	US$	RMB	US$
Year ending December 31, 2022	47,220	7,410	5,251	824
Year ending December 31, 2023	40,303	6,324	5,350	840
Year ending December 31, 2024	29,955	4,701	5,475	859
Year ending December 31, 2025	28,426	4,461	5,569	874
Year ending December 31, 2026 and thereafter	246,815	38,731	163,222	25,613
Total lease payments	392,719	61,627	184,867	29,010
Less imputed interest	(148,412)	(23,290)	(123,100)	(19,317)
Present value of lease liabilities	244,307	38,337	61,767	9,693

Summary of Other Supplemental Information Related to Leases

Other supplemental information related to leases is summarized below:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	21,092	40,275	41,832	6,564
Operating cash flows used in finance leases	6,599	6,008	5,751	902
Financing cash flows used in finance leases	9,230	18,441	7,723	1,212
Lease liabilities arising from obtaining right-of-use assets
Operating leases	13,044	8,091	23,002	3,610
Finance leases	178	708	—	—

	As of December 31,
	2020	2021
Weighted-average remaining lease term (years)
Operating leases	13.68	12.43
Finance leases	27.07	26.09
Weighted-average discount rate
Operating leases	8.59%	8.60%
Finance leases	9.05%	9.05%

Summary of Minimum Lease Payments Expected to be Collected	As of December 31, 2021, minimum lease payments expected to be collected were as follows:

	As of December 31, 2021
	RMB	US$
Year ending December 31, 2022	116,332	18,255
Year ending December 31, 2023	222,606	34,932
Year ending December 31, 2024	216,924	34,040
Year ending December 31, 2025	227,801	35,747
Year ending December 31, 2026 and thereafter	841,633	132,071
Total	1,625,296	255,045